Segment Information	12 Months Ended
Dec. 31, 2025
Disclosure of geographical areas [abstract]
Segment Information
6.
SEGMENT INFORMATION

The Company is managed and operated as one business. A single management team that reports to the Chief Executive Officer comprehensively manages the entire business and accordingly, the Company has one reportable segment.

The table below provides the carrying amount of certain non-current assets, by geographic area:

	Switzerland		Others		Total
	As of December 31, 2025	As of December 31, 2024	As of December 31, 2025	As of December 31, 2024	As of December 31, 2025	As of December 31, 2024
Intangible assets	13,292	13,292	-	-	13,292	13,292
Property and equipment	156	200	378	185	534	385
Right-of-use assets	541	699	1,922	604	2,463	1,303
Total	13,989	14,191	2,300	789	16,289	14,980